                                             UAM Funds

                                             Funds for the Informed Investor/sm/

Chicago Asset Management
Value/Contrarian Portfolio
Semi-Annual Report

                                                                October 31, 2001






                                                                          UAM(R)

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO
                                                      OCTOBER 31, 2001

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter  .....................................................   1

Statement of Net Assets  ..................................................   3

Statement of Operations  ..................................................   6

Statement of Changes in Net Assets  .......................................   7

Financial Highlights  .....................................................   8

Notes to Financial Statements  ............................................   9

--------------------------------------------------------------------------------

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2001

Dear Shareholders:

October 31, 2001 is the semi-annual reporting period for the Chicago Asset Management Value/Contrarian Portfolio. This letter will review the investment environment for the last six months, the strategies and the returns for the Portfolio. We would like to take this opportunity to thank you for your continued confidence in Chicago Asset Management.

Chicago Asset Management Value/Contrarian Portfolio

The investment environment for the six months ended October 31, 2001 was represented by declining equity market values. The cooling down of the economy, the equity market, and the tragedy in September all combined to create this environment. For the six months ended October 31, 2001 the Portfolio showed a return of -13.3% in comparison to the Standard & Poor's 500 Composite Index of -14.6%.

This was, indeed, a time period none of us will ever forget: the tragedy of the terrorist attacks, the impact on our daily lives, and the resulting dampening impact on almost all economic activity. In times such as these, it is difficult, but all the more important, to maintain or regain the proper perspective.

In the investment business, the equity market finds some event over which to panic about once every fifteen or twenty years. Currently, it is clear that the equity market panicked as a result of the tragedy of September. It can be appropriate to look back to prior times of panic to gain a more meaningful perspective. The last time the market had a shocking decline in equity values was in 1987, when the market declined almost three times as much in one day, as it did during this past September. As shocking as it was in the past, we found valuable opportunities within the disarray.

During such times of declining markets, it is easy for investors to focus too sharply on the short term. As some securities decline substantially, it drives investors to sell even when common sense might have dictated differently. Such conditions offer opportunities to take advantage of resulting valuation distortions. As long as one keeps a sharp focus on the fundamental underlying qualities of the business in which investments are made, then negative market environments can have positive implications.

The activities we undertook during the last six months were aimed at repositioning some of the portfolio holdings in order to purchase some of the fine companies whose securities had sold off sharply. Funds for these purchases were raised from selling portions of holdings which had outperformed during the time period, or whose anticipated recovery may not be as substantial as the holdings which were purchased. It is normal for us to seek such opportunities during all market conditions, but often we find more opportunities during times of such market volatility.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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Chicago Asset Management Company

The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. If the advisor didn't have temporary fee waivers and didn't assume expenses on behalf of the Portfolio, total returns would have been lower. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

There are no assurances that a portfolio will meet its stated objectives.

A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                        Definition of Comparative Index
                        -------------------------------

S&P 500 Composite Index is an unmanaged index comprised of stocks representing major U.S. market industries, including 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
COMMON STOCK - 98.1%

                                                             Shares      Value
                                                             ------      -----

AUTOMOTIVE -- 4.4%

  Ford Motor .........................................       69,700   $1,118,685
  General Motors .....................................       24,925    1,029,901
                                                                      ----------
                                                                       2,148,586
                                                                      ----------
BANKS -- 11.8%
  Bank of America ....................................       24,883    1,467,848
  Bank One ...........................................       43,182    1,433,211
  Wachovia ...........................................       51,900    1,484,340
  Wells Fargo ........................................       33,200    1,311,400
                                                                      ----------
                                                                       5,696,799
                                                                      ----------
COMPUTERS & SERVICES -- 16.7%
  Cisco Systems ......................................       86,800    1,468,656
  Computer Sciences ..................................       56,900    2,043,279
  Hewlett-Packard ....................................       78,200    1,316,106
  Solectron* .........................................      153,200    1,884,360
  Sun Microsystems ...................................      137,100    1,391,565
                                                                      ----------
                                                                       8,103,966
                                                                      ----------
ENTERTAINMENT -- 3.4%
  Walt Disney ........................................       89,350    1,661,017
                                                                      ----------
FINANCIAL SERVICES -- 6.7%
  Bear Stearns .......................................       34,000    1,836,000
  Franklin Resources .................................       43,500    1,396,350
                                                                      ----------
                                                                       3,232,350
                                                                      ----------
FOOD, BEVERAGE & TOBACCO -- 5.5%
  Coca-Cola ..........................................       29,500    1,412,460
  HJ Heinz ...........................................       29,475    1,250,919
                                                                      ----------
                                                                       2,663,379
                                                                      ----------
HOME PRODUCTS -- 5.8%
  Gillette ...........................................       47,000    1,461,230
  Procter & Gamble ...................................       18,000    1,328,040
                                                                      ----------
                                                                       2,789,270
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

COMMON STOCK - continued

                                                          Shares        Value
                                                          ------        -----
INDUSTRIAL -- 9.6%
  Dover .............................................     50,650     $ 1,668,917
  Emerson Electric ..................................     29,500       1,446,090
  Ingersoll-Rand ....................................     41,200       1,536,760
                                                                     -----------
                                                                       4,651,767
                                                                     -----------
INSURANCE -- 2.8%
  Allstate ..........................................     43,000       1,349,340
                                                                     -----------
MEASURING DEVICES -- 3.8%
  Agilent Technologies* .............................     83,800       1,866,226
                                                                     -----------

MEDICAL PRODUCTS & SERVICES -- 5.6%
  Becton Dickinson ..................................     35,200       1,260,160
  Johnson & Johnson .................................     25,500       1,476,705
                                                                     -----------
                                                                       2,736,865
                                                                     -----------

PHARMACEUTICALS -- 3.1%
  Abbott Laboratories ...............................     28,500       1,509,930
                                                                     -----------
RETAIL -- 13.3%
  Costco Wholesale ..................................     45,300       1,713,699
  Gap ...............................................    128,800       1,683,416
  May Department Stores .............................     50,000       1,572,500
  McDonald's ........................................     56,300       1,467,741
                                                                     -----------
                                                                       6,437,356
                                                                     -----------
TELEPHONES & TELECOMMUNICATIONS -- 2.2%
  Nortel Networks ...................................    186,900       1,085,889
                                                                     -----------
TOYS & GAMES -- 3.4%
  Mattel ............................................     85,900       1,626,087
                                                                     -----------
  TOTAL COMMON STOCK
    (Cost $55,838,902) ..............................                 47,558,827
                                                                     -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                           CHICAGO ASSET MANAGEMENT
                                                    VALUE/CONTRARIAN PORTFOLIO
                                                    OCTOBER 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 4.8%

                                                                       Face
                                                                      Amount          Value
                                                                      ------          -----
REPURCHASE AGREEMENT -- 4.8%

  JP Morgan Chase Securities, Inc. 2.40%, dated 10/31/01,
    due 11/01/01, to be repurchased at $2,316,154,
    collateralized by $1,991,997 of various
    U.S. Treasury Notes, valued at
    $2,394,024 (Cost $2,316,000) ..............................    $ 2,316,000     $ 2,316,000
                                                                                   -----------
TOTAL INVESTMENTS -- 102.9%
  (Cost $58,154,902) (a) ......................................                     49,874,827
                                                                                   -----------
OTHER ASSETS AND LIABILITIES, NET -- (2.9%) ...................                     (1,402,684)
                                                                                   -----------

NET ASSETS CONSIST OF:

  Paid in Capital .............................................                     63,859,250
  Distributions in Excess of Net Investment Income ............                        (27,939)
  Accumulated Net Realized Loss ...............................                     (7,079,093)
  Unrealized Depreciation .....................................                     (8,280,075)
                                                                                   -----------
  TOTAL NET ASSETS -- 100.0% ..................................                    $48,472,143
                                                                                   ===========

Institutional Class Shares:
Shares Issued and Outstanding
  (Unlimited authorization, no par value) .....................                      4,407,520
Net Asset Value, Offering and Redemption Price Per Share ......                         $11.00
                                                                                        ======

  * Non-Income Producing Security
(a) The cost for federal income tax purposes was $58,154,902. At October 31, 2001, net unrealized depreciation for all securities based on tax cost was $8,280,075. This consisted of aggregate gross unrealized appreciation for all securities of $3,013,096 and aggregate gross unrealized depreciation for all securities of $11,293,171.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                CHICAGO ASSET MANAGEMENT VALUE/
                                         CONTRARIAN PORTFOLIO FOR THE SIX MONTHS
                                         ENDED OCTOBER 31, 2001 (Unaudited)

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends ......................................................    $   367,108
Interest .......................................................         15,326
                                                                    -----------
  Total Income .................................................        382,434
                                                                    -----------
Expenses
Investment Advisory Fees -- Note B .............................        169,763
Administrative Fees -- Note C ..................................         52,734
Shareholder Servicing Fees -- Note F ...........................         45,300
Transfer Agent Fees ............................................         16,544
Legal Fees .....................................................         16,266
Printing Fees ..................................................         12,396
Filing and Registration Fees ...................................         10,212
Audit Fees .....................................................          6,938
Custodian Fees .................................................          6,628
Trustees' Fees -- Note E .......................................          1,295
Other Expenses .................................................          1,695
                                                                    -----------
  Net Expenses Before Expense Offset ...........................        339,771
Expense Offset -- Note A .......................................           (509)
                                                                    -----------
  Net Expenses After Expense Offset ............................        339,262
                                                                    -----------
Net Investment Income ..........................................         43,172
                                                                    -----------
Net Realized Loss ..............................................       (860,295)
Net Change in Unrealized Appreciation (Depreciation) ...........     (6,915,530)
                                                                    -----------
Net Loss on Investments ........................................     (7,775,825)
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations ...........    $(7,732,653)
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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STATEMENT OF CHANGES IN NET ASSETS

                                                                      Six Months
                                                                        Ended         Year Ended
                                                                  October 31, 2001     April 30,
                                                                     (Unaudited)         2001
                                                                  ----------------    -----------
Increase (Decrease) In Net Assets
Operations:
  Net investment Income .......................................      $    43,172     $   920,325
  Net Realized Loss ...........................................         (860,295)     (2,540,891)
  Net Change in Unrealized Appreciation (Depreciation) ........       (6,915,530)        409,601
                                                                     -----------     -----------
  Net Decrease in Net Assets
    Resulting from Operations .................................       (7,732,653)     (1,210,965)
                                                                     -----------     -----------
Distributions:
  Net Investment Income .......................................          (71,111)       (920,325)
  In Excess of Net Investment Income ..........................               --        (106,215)
  Net Realized Gain ...........................................               --      (1,698,441)
  In Excess of Net Realized Gain ..............................               --      (3,420,403)
                                                                     -----------     -----------
  Total Distributions .........................................          (71,111)     (6,145,384)
                                                                     -----------     -----------
Capital Share Transactions:
  Issued ......................................................        7,834,325      10,171,450
  In Lieu of Cash Distributions ...............................           71,099       6,145,345
  Redeemed ....................................................       (6,585,626)    (18,846,528)
                                                                     -----------     -----------
  Net Increase (Decrease) from Capital Share Transactions .....        1,319,798      (2,529,733)
                                                                     -----------     -----------
    Total Decrease ............................................       (6,483,966)     (9,886,082)
                                                                     -----------     -----------
Net Assets:
  Beginning of Period .........................................       54,956,109      64,842,191
                                                                     -----------     -----------
  End of Period ...............................................      $48,472,143     $54,956,109
                                                                     ===========     ===========
Shares Issued and Redeemed:
  Issued ......................................................          642,766         750,731
  In Lieu of Cash Distributions ...............................            6,889         480,054
  Redeemed ....................................................         (569,613)     (1,423,540)
                                                                     -----------     -----------
Net Increase (Decrease) from Shares Issued and Redeemed .......           80,042        (192,755)
                                                                     ===========     ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout Each Period

                                     Six Months
                                       Ended
                                     October 31,                         Years Ended April 30,
                                        2001          ------------------------------------------------------------
                                    (Unaudited)          2001        2000        1999        1998          1997
                                    -----------       ----------  ----------  ----------  ----------    ----------
Net Asset Value,
  Beginning of Period .............  $  12.70          $ 14.34     $ 17.53     $ 15.96     $ 13.07        $ 13.67
                                     --------          -------     -------     -------     -------        -------
Income From Investment
  Operations
  Net Investment Income ...........      0.01             0.20        0.17        0.15        0.17           0.18
  Net Realized and
    Unrealized Gain (Loss) ........     (1.69)           (0.49)      (2.02)       2.98        3.84           0.30
                                     --------          -------     -------     -------     -------        -------
  Total from Investment
    Operations ....................     (1.68)           (0.29)      (1.85)       3.13        4.01           0.48
                                     --------          -------     -------     -------     -------        -------
Distributions
  Net Investment Income ...........     (0.02)           (0.20)      (0.17)      (0.16)      (0.18)        (0.24)
  In Excess of Net
    Investment Income .............        --            (0.02)      (0.01)         --          --            --
  Net Realized Gain ...............        --            (0.37)      (1.16)      (1.40)      (0.94)        (0.84)
  In Excess of Net Realized
    Gain ..........................        --            (0.76)         --          --          --            --
                                     --------          -------     -------     -------     -------        -------
Total Distributions ...............     (0.02)           (1.35)      (1.34)      (1.56)      (1.12)         (1.08)
                                     --------          -------     -------     -------     -------        -------
Net Asset Value, End of
  Period ..........................  $  11.00          $ 12.70     $ 14.34     $ 17.53     $ 15.96        $ 13.07
                                     ========          =======     =======     =======     =======        =======
Total Return ......................    (13.25)%**        (2.05)%    (10.24)%+    21.68%+     31.71%+         3.72%+
                                     ========          =======     =======     =======     =======        =======
Ratios and Supplemental Data
Net Assets, End of Period
  (Thousands) .....................  $  48,472         $54,956     $ 64,842    $26,852     $22,552        $ 13,804
Ratio of Expenses to Average
  Net Assets ......................       1.25%*          1.25%        1.19%      0.99%       0.95%           0.95%
Ratio of Net Investment
  Income to Average
  Net Assets ......................       0.16%*          1.44%        1.32%      0.97%       1.16%           1.89%
Portfolio Turnover Rate ...........         34%             95%          48%        39%         55%             21%

 * Annualized
** Not Annualized
 + Total return would have been lower had certain fees not been waived and expenses assumed by the advisor during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The Chicago Asset Management Value/Contrarian Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At October 31, 2001, the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Chicago Asset Management Value/Contrarian Portfolio is to provide capital appreciation by investing primarily in the common stock of large companies.

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

        1. Security Valuation: Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined by using the last reported bid price. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

        2. Federal Income Taxes: It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

        3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

     4. Distributions to Shareholders: The Portfolio will distribute substantially all of its net investment income quarterly. Any realized net capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments.

     Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

     Permanent book-tax differences are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the financial highlights.

     5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a portfolio are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolios are shown gross of expense offsets for custodian balance credits.

     6. Implementation of New Accounting Standards: The Portfolio implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on May 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Chicago Asset Management Company (the "Adviser"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.625% of average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of interest, taxes, brokerage commission and extraordinary expenses, from exceeding 1.25% of average daily net assets. The Adviser, formerly an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation, "UAM") was purchased by its senior officers as of December 31, 2000.

     C. Administrative Services: The UAM Funds and SEI Investments Mutual Funds Services, (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, are parties to an Administration Agreement (the "Agreement") dated April 1, 2001, under which the Administrator provides the UAM Funds with certain legal, accounting, and shareholder services for an annual fee of 0.093% of the average daily net assets of the Portfolio, an annual base fee of $54,500, and a fee based on the number of active shareholder accounts. The Administrator may, at its sole discretion waive all or a portion of its fees.

     Prior to April 1, 2001, UAM Fund Services, Inc., provided and oversaw administrative services to the Portfolio.

     DST Systems, Inc., (the "Transfer Agent") serves as the Transfer Agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the UAM Funds.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the six months ended October 31, 2001, the Portfolio paid PBHGSSC $7,791.

     D. Distribution Services: The UAM Funds and Funds Distributor, Inc. (the "Distributor"), are parties to a Distribution Agreement dated April 1, 2001. The Distributor receives no fees for its distribution services under this agreement.

     Prior to April 1, 2001, UAM Fund Distributors, Inc., distributed the shares of the Portfolio.

     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

--------------------------------------------------------------------------------

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the six months ended October 31, 2001, the Portfolio made purchases of $19,241,766 and sales of $17,870,339 of investment securities other than long-term U.S. Government and agency securities. There were no purchases and sales of long-term U.S. Government securities.

     H. Line of Credit: The Portfolio, along with certain other portfolios of UAM Funds, collectively entered into an agreement which enables them to participate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.75%. In addition, a commitment fee of 0.10% per annum (provided that for the period beginning April 27, 2001 through July 27, 2001 such commitment fee shall be computed at 0.09% per annum), payable at the end of each calendar quarter, is accrued by each participating portfolio based on its average daily unused portion of the line of credit. During the six months ended October 31, 2001, the Portfolio had no borrowings under the agreement.

     I. Other: At October 31, 2001, 68% of total shares outstanding were held by 3 shareholders, each owning 10% or greater of the aggregate total shares outstanding.

                                     NOTES
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UAM FUNDS                                             CHICAGO ASSET MANAGEMENT
                                                      VALUE/CONTRARIAN PORTFOLIO

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Officers and Trustees

James F. Orr, III                        Linda T. Gibson
Trustee, President and Chairman          Vice President and Secretary

John T. Bennett, Jr.                     Sherry Kajden Vetterlein
Trustee                                  Vice President and Assistant Secretary

Nancy J. Dunn                            Christopher Salfi
Trustee                                  Treasurer

Philip D. English                        Suzan M. Barron
Trustee                                  Assistant Secretary

William A. Humenuk                       Molly S. Mugler
Trustee                                  Assistant Secretary

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UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Chicago Asset Management Company
70 West Madison Street, 56th Floor
Chicago, IL 60602

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.